Restricted Cash (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Restricted Cash And Investments Current Abstract
Cash restricted by prudential solvency requirements	$ 8	$ 8
Cash balances held by the Tropicana project	1	3
Other	1	1
Restricted cash	$ 10	$ 12